Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	December 31, 2024	December 31, 2023
Current liabilities	€m	€m
Trade payables	409.2	400.6
Accruals and deferred income	213.8	186.2
Trade terms payable	112.4	75.5
Social security and other taxes	33.9	30.6
Other payables	21.7	20.1
Financial payables	38.1	43.6
Bank overdrafts	—	13.2
Total current trade and other payables	829.1	769.8
Non-current liabilities
Accruals and deferred income	0.5	0.5
Total non-current trade and other payables	0.5	0.5
Total trade and other payables	829.6	770.3